Amounts Included in Accumulated Other Comprehensive income (Loss) as Pension Liability Adjustments, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ (1,741)	¥ (2,243)
Prior service credit	1,407	1,559
Pension liability adjustments, pre-tax	¥ (334)	¥ (684)